Other liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Accruals and deferred income including contract liabilities [abstract]
Accruals and deferred income	£ 4,261	£ 4,479
Other creditors	4,477	4,828
Items in the course of collection due to other banks	97	99
Lease liabilities (refer to Note 20)	1,278	1,205
Other liabilities	£ 10,113	£ 10,611